Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2024
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	For the year ended March 31, 2022
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥18,316	¥118,574	¥22	¥118,596	¥136,912
Pension liability adjustment (1)	(43,477)	(2,156)	1,830	(326)	(43,803)
Own credit adjustments (2)	(12,983)	46,816	1,031	47,847	34,864

Total	¥(38,144)	¥163,234	¥2,883	¥166,117	¥127,973

	Millions of yen
	For the year ended March 31, 2023
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥136,912	¥109,801	¥(3,946)	¥105,855	¥242,767
Pension liability adjustment (1)	(43,803)	8,615	3,014	11,629	(32,174)
Own credit adjustments (2)	34,864	73,193	(196)	72,997	107,861

Total	¥127,973	¥191,609	¥(1,128)	¥190,481	¥318,454

	Millions of yen
	For the year ended March 31, 2024
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥242,767	¥201,662	¥(358)	¥201,304	¥444,071
Pension liability adjustment (1)	(32,174)	11,220	1,442	12,662	(19,512)
Own credit adjustments (2)	107,861	(71,965)	(471)	(72,436)	35,425

Total	¥318,454	¥140,917	¥613	¥141,530	¥459,984

(1)	See Note 12 “ Employee benefit plans ” for further information.
(2)	See Note 2 “ Fair value measurements ” for further information.

Reclassifications out of accumulated other comprehensive income (loss)
The following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	For the year ended March 31
	2022	2023	2024	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥(21)	¥4,033	¥358	Revenue—Other / Non-interest expenses—Other
	(1)	(87)	—	Income tax expense

	(22)	3,946	358	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥(22)	¥3,946	¥358	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2022	2023	2024	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(2,585)	¥(3,372)	¥(1,737)	Non-interest expenses—Compensation and benefits / Revenue—Other
	755	358	295	Income tax expense

	(1,830)	(3,014)	(1,442)	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥(1,830)	¥(3,014)	¥(1,442)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2022	2023	2024	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥(1,161)	¥334	¥597	Revenue—Net gain on trading
	130	(138)	(126)	Income tax expense

	(1,031)	196	471	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥(1,031)	¥196	¥471	Net income (loss) attributable to NHI shareholders